Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 56,958	$ 53,870
Less: accumulated amortization	(20,991)	(13,339)
Less: accumulated impairment	(1,233)
Total	$ 34,734	$ 40,531